Allowance for Losses and Credit Quality of Financing Receivables (Details Textuals)	12 Months Ended
Sep. 30, 2012 payment
Allowance for Losses and Credit Quality of Financing Receivables (Textuals) [Abstract]
Reserve percentage of loan over 90 days past due	100.00%
Description of Defaulted Payment, Number of Delinquent Payments	1
Description of Defaulted Loan, Number of Delinquent Payments	2